Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)
Ordinary shares authorized	5,000,000,000	5,000,000,000
Ordinary shares issued	1,224,837,393	815,746,293
Ordinary shares outstanding	1,224,837,393	815,746,293